Employee Benefits - Summary of Employee Benefit Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Wages and salaries	$ 53,056	$ 39,459	$ 39,459
Social security costs	9,860	6,114	6,114
Employee profit sharing	1,209	1,506	1,243
Post employment benefits	815	625	493
Share-based payments	351	468	463
Termination benefits	455	503	503
Employee benefits expense	$ 65,746	$ 48,675	$ 48,275